SUMMARY PROSPECTUS

Third Avenue Real Estate Value Fund

FEBRUARY 28, 2014 Real Estate Value Fund | TAREX | TVRVX

Investment Objective

Third Avenue Real Estate Value Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Real Estate Value Fund.

Shareholder Fees (fees paid directly from your investment):	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Institutional Class	Investor Class
Management (Advisory) Fee	0.90%	0.90%
Distribution (12b-1) Fees	None	0.25%
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses (as a percentage of net assets)	1.08%	1.33%
Example
The following example is intended to help you compare the cost of investing in Third Avenue Real Estate Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Institutional Class	$110	$343	$595	$1,317
Investor Class	$135	$421	$728	$1,600

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate that the Adviser believes have above-average yield potential. The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies holding real estate affected by those industries to decline.

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund.

A decrease in the performance of real estate securities may cause a drop in the per share value of the Fund, as there is no industry diversification to offset such a decrease.

Real Estate Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund’s holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in areas of the real estate sector that appear to be temporarily depressed. The prices of securities in this sector may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund

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may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Real Estate Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund – see “Choosing a Share Class” for details about classes). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling (800) 443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 36.39% (quarter ending 6/30/09) and the lowest return for a quarter was (30.78)% (quarter ending 12/31/08).

Average Annual Total Returns For the periods ending 12/31/13	One Year	Five Years	Ten Years	Since Inception[1]
Institutional Class Before Taxes	16.42%	17.82%	8.18%	11.79%
After Taxes on Distributions[2]	15.45%	16.87%	7.10%	10.65%
After Taxes on Distributions and Sale of Fund Shares[2]	9.53%	14.30%	6.58%	9.83%
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)[4,5]	4.39%	16.06%	8.78%	10.54%
Investor Class Before Taxes[3]	16.15%	N/A	N/A	12.86%
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)[4,6]	4.39%	N/A	N/A	11.09%
[1]	Institutional Class commenced operations on September 17, 1998; Investor Class commenced operations on December 31, 2009.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns for the Investor Class vary from those of the Institutional Class.
[4]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets.
[5]	The index performance reported since inception is relevant for Institutional Class only. The date used to calculate the Since Inception performance for the Indexes is the inception date of the Institutional Class.
[6]	The index performance reported since inception is relevant for Investor Class only. The date used to calculate the Since Inception performance for the Indexes is the inception date of the Investor Class.

Portfolio Management

Investment Adviser

Third Avenue Management LLC

Portfolio Managers

Michael Winer, Team Leader. Portfolio Manager since inception in 1998.

Jason Wolf, Team Leader. Portfolio Manager since 2010.

Ryan Dobratz, Portfolio Manager since 2013.

Purchase and Sale of Fund Shares

The minimum initial investment for the Investor Class of the Fund is $2,500 and the minimum initial investment for the Institutional Class is $100,000. Additional investments for either class must be at least $1,000 for a regular account and $200 for an Individual Retirement Account (“IRA”), unless you use the Fund’s Automatic Investment Plan, in which case the monthly minimum for additional investments is $200. Broker-dealers or other financial intermediaries may impose higher initial or additional amounts for investment than those established by the Fund.

In general, you can buy or sell shares of the Fund by mail or telephone each day the New York Stock Exchange is open for trading. You may sell shares by making a redemption request of the Fund in writing or, if so elected on your account application, by telephone or Internet. Investor or Institutional Class shares of a Fund can be purchased either directly from the Fund, or through certain broker-dealers or financial intermediaries, so long as they have a selling agreement with the Fund’s distributor. Purchase and sale transactions made through your broker-dealer or other financial intermediary may be subject to charges imposed by the broker-dealer or other financial intermediary.

Dividends, Capital Gains and Taxes

The Fund’s distributions may be taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged account.

Potential Conflicts of Interest - Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and the Fund’s distributor may pay the intermediary for making shares of the Fund available on its platforms and other shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY PROSPECTUS

Third Avenue Real Estate Value Fund

FEBRUARY 28, 2014 Real Estate Value Fund | TAREX | TVRVX

Before you invest, please review the Fund’s Statutory Prospectus, dated February 28, 2014, and the Statement of Additional Information, dated February 28, 2014. Each is incorporated by reference (is legally considered part of this Summary Prospectus). Each contains more information about the Fund and its risks. The Fund’s Statutory Prospectus, Statement of Additional Information and other information about the Fund are available online at www.thirdave.com. You can also get this information at no cost by calling (800) 443-1021 or by contacting your financial intermediary.

www.thirdave.com

FOR MORE INFORMATION

More information on the Third Avenue Funds is available free upon request, including the following:

•	Shareholder Reports — Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to Shareholders. The Funds’ Annual Report to Shareholders contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during the last fiscal year.

•	Statement of Additional Information (SAI) — The SAI provides more detailed information about the Funds, is on file with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference (is legally considered part of this Prospectus).

You can obtain the Funds’ SAI and Shareholder Reports without charge, upon request, and otherwise make inquiries to the Funds by writing or calling the Funds at 622 Third Avenue, New York, NY 10017, (800) 443-1021 or (212) 888-5222.

The Funds’ Prospectus, SAI, Shareholder Reports and other additional information are available through the Funds’ website at www.thirdave.com.

Information about the Funds, including the SAI, can be reviewed at the SEC’s Public Reference Room in Washington D.C. (phone (202) 551-5850 for information). Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the e.mail address publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, 100 F Street NE, Room 1580, Washington, D.C. 20549. Reports and other information about the Funds are also available on the SEC’s Internet Web site (http://www.sec.gov).

Third Avenue Trust’s SEC file number is 811.08039.

Third Avenue Funds

622 Third Avenue | New York, NY 10017 | Phone (212) 888-5222 | Toll Free (800) 443-1021 | www.thirdave.com